SCHEDULE OF BORROWINGS (Details) ¥ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Short-Term Debt [Line Items]
– Secured bank loans
Long-term borrowings			8,004
Secured Debt [Member]
Short-Term Debt [Line Items]
– Secured bank loans			¥ 5,500